Convertible Preferred Stock Warrant (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Key Terms of Outstanding Convertible Preferres Stock Warrant

The key terms of the outstanding convertible preferred stock warrant and the convertible preferred stock warrant liability at December 31, 2013 and 2014 were as follows (in thousands):

	Issuance Date	Expiration Date	Exercise Price per Share	Shares	Fair Value of Warrant
					December 31, 2013	December 31, 2014
Series C Warrant	December 2013	The later of December 2023 or five years after an IPO	$5.84	128,231	$158	$138